Loans And Leases (Narrative) (Details)		12 Months Ended
		Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan
Accounts Notes And Loans Receivable [Line Items]
Loans		$ 895,344,000	$ 663,303,000
Loans 90 days or more past due and still accruing interest
Total TDR's		3,090,000	2,923,000
Allocated specific reserves to modified TDRs		$ 23,000	$ 22,000
Number of TDRs in payment default | loan		0	0
Loans rated doubtful | loan			0
Cash payments of interest		$ 159,000	$ 168,000
Loans		912,366,000	670,441,000
Deferral loans outstanding balance		$ 528,000
Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Average days		14 days
Percent of loans risk rated for capital adequacy		100.00%
Percent of participation agreement interest		95.00%
Ownership interest in each loan is participates		5.00%
Nonaccrual [Member] | Commitments To Lend Additional Amounts [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's		$ 0	0
Single-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans		147,860,000	120,256,000
Single-Family Residential [Member] | Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans		15,713,000	$ 26,046,000
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's		$ 190,000
Number of loans modified as a TDR | loan		1	0
TDR's charge-offs		$ 264,000	$ 0
Loans	[1]	338,286,000	170,646,000
Accruing [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's		2,900,000	$ 2,838,000
Commercial Loans - Paycheck Protection Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans		$ 105,269,000
Maturity term		2 years
Stated interest rate		1.00%

[1]	Includes $4,133 and $4,779 of commercial leases at December 31, 2020 and December 31, 2019, respectively.